Cove Street Capital Small Cap Value Fund
Cove Street Capital Small Cap Value Fund
Investment Objective
The Cove Street Capital Small Cap Value Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Cove Street Capital Small Cap Value Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Cove Street Capital Small Cap Value Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.85%	0.85%
Distribution (12b-1) Fee		0.25%	none
Other Expenses	[1]	0.75%	0.69%
Acquired Fund Fees and Expenses (“AFFE”)		0.01%	0.01%
Total Annual Fund Operating Expenses		1.86%	1.55%
Expense (Reimbursement)/Recoupment	[2]	(0.16%)	(0.10%)
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	[2]	1.70%	1.45%
[1]	The Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment does not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund's statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Cove Street Capital, LLC (the "Adviser" or "Cove Street") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.69% of the average daily net assets of the Investor Class and 1.44% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least May 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Cove Street Capital Small Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	173	569	991	2,167
Institutional Class Shares	148	480	835	1,837

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover of the Fund was 72% of its average portfolio value.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a limited number of equity securities of small capitalization companies.  The equity securities in which the Fund invests include common and preferred stocks.  The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, in the range of $50 million to $5 billion.  Although the Fund will invest primarily in the equity securities of U.S. companies, the Fund may also invest up to 20% of its assets in the securities of foreign companies, including common and preferred stocks.  The Fund’s investment strategy involves a value-oriented focus on preservation of capital over the long term using a “bottom-up” approach.

At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in meeting redemptions and paying expenses.

Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Small-Cap Companies Risk.  Investing in securities of small-sized companies, may involve greater volatility than investing in larger and more established companies.  The securities of small-sized companies may have greater price volatility and less liquidity than the securities of larger companies. The Fund may hold a significant percentage of a company’s outstanding shares and may have to sell them at a discount from quoted prices.

Concentration Risk.  The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Foreign Securities Risk.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied for annual periods through December 31, 2013.  Figures shown in the bar chart are for the Fund’s Institutional Class shares, which do not have sales charges.  Following the bar chart is the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average return over time compared with broad-based market indices.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance is available at www.covestreetfunds.com or by calling (866) 497-0097.

Best Quarter	Worst Quarter
Q2 2009 33.09%	Q4 2008 (26.42%)

Average Annual Total Returns for the periods ended December 31, 2013
Average Annual Returns Cove Street Capital Small Cap Value Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Institutional Class Shares	Institutional Class Shares Return Before Taxes	35.63%	[1],[2]	27.72%	[1],[2]	8.01%	[1],[2]	12.34%	[1],[2]	Oct. 03, 2001	[1],[2]
Investor Class Shares	Investor Class Shares Return Before Taxes	35.31%	[1]	27.66%	[1]	7.87%	[1]	12.20%	[1]	Sep. 30, 1998	[1]
After Taxes on Distributions Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions	33.24%	[1],[2]	27.26%	[1],[2]	7.21%	[1],[2]	11.59%	[1],[2]
After Taxes on Distributions and Sale of Fund Shares Institutional Class Shares	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	21.94%	[1],[2]	23.08%	[1],[2]	6.37%	[1],[2]	10.44%	[1],[2]
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	38.82%	[1]	20.08%	[1]	9.07%	[1]	9.35%	[1]	Sep. 30, 1998	[1]
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	[1]	17.64%	[1]	8.61%	[1]	10.27%	[1]	Sep. 30, 1998	[1]
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	33.32%	[1]	19.61%	[1]	9.29%	[1]	10.75%	[1]	Sep. 30, 1998	[1]
[1]	The CSC Small Cap Value Fund, a series of CNI Charter Funds, (the "Predecessor Fund") transferred into the Fund in a tax-free reorganization on January 23, 2012. Performance information shown includes the performance of the Predecessor Fund for periods prior to January 23, 2012.
[2]	The Institutional Class shares of the Fund commenced operations on October 3, 2001. The performance results above for the Institutional Class shares reflect the performance of the Investor Class shares from September 30, 1998 through October 2, 2001.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  The performance of the Investor Class will vary from the after-tax returns shown above for the Institutional Class shares as a result of the Investor Class shares’ sales load, higher Rule 12b-1 fees and expenses.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).